Issued Capital, Equity Compensation, and Warrants - Summary of Changes to Stock Options Outstanding (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($) shares
Disclosure Of Changes To Stock Options Outstanding [Abstract]
Number of Options, Balance Outstanding | shares	5,306	3,424
Number of Options, Granted | shares	90	3,085
Number of Options, Exercised | shares	(176)	(1,073)
Number of Options, Forfeited | shares	(44)	(130)
Number of Options, Balance Outstanding | shares	5,152	5,306
Number of Options, Expired | shares	(24)
Weighted Average Exercise Price, Balance Outstanding | $	$ 4.85	$ 2.15
Weighted Average Exercise Price, Granted | $	9.54	7.01
Weighted Average Exercise Price, Exercised | $	(1.59)	2.22
Weighted Average Exercise Price, Forfeited | $	(7.72)	5.20
Weighted Average Exercise Price, Balance Outstanding | $	5.02	$ 4.85
Weighted Average Exercise Price, Expired | $	$ (6.23)